Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2016
Disclosure of financial assets [line items]
Debt instruments	R 193	R 311
Loans to associates	116	116
Other loans	16	5
Equity instruments	74	77
Non-current inventories	65	47
Gold in lock-up	65	47
Total other non-current assets	R 332	435
Ownership interest (as a percent)	12.12%
Day 1 Expense	R (87)	0	R 0
Subordinated And Unsecured Loan To ARM BBEE Trust | JIBAR
Disclosure of financial assets [line items]
Interest rate margin (as a percent)	4.25%
ARM BBEE Trust
Disclosure of financial assets [line items]
Non-current loans and receivables				R 200
Non-current financial assets at fair value through profit or loss	R 177	306	271
Settlement of original loan	264	0
Refinanced loan advanced	264	0
Day 1 Expense	87	0
Pamodzi
Disclosure of financial assets [line items]
Loans to associates	116	116
Rand Mutual Assurance
Disclosure of financial assets [line items]
Equity instruments	65	69	R 52
Other investments
Disclosure of financial assets [line items]
Equity instruments	9	8
Debt instrument
Disclosure of financial assets [line items]
Loss allowance	R (116)	R (116)